Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Dividends	Infrastructure	Total Payments
Argentina Lama Project [Member]
Total	$ 1,060,000		$ 140,000			$ 1,200,000
Argentina Exploration Project [Member]
Total	140,000					140,000
Canada Hemlo Project [Member]
Total	1,230,000		5,040,000		$ 2,340,000	8,610,000
Chile Pascua Project [Member]
Total	2,350,000				1,580,000	3,930,000
Chile Exploration Project [Member]
Total	410,000					410,000
Chile Project Alturas Project [Member]
Total	760,000					760,000
Chile Non Project specific [Member]
Total	560,000					560,000
Ivory Coast Exploration Project [Member]
Total	25,130,000	$ 35,410,000				60,540,000
DominicanRepublic Pueblo Viejo Project [Member]
Total	195,200,000	22,880,000	640,000		340,000	219,060,000
DominicanRepublic Exploration Project [Member]
Total	50,000					50,000
Mali Loulo Project [Member]
Total	125,490,000	40,690,000		$ 15,670,000		181,850,000
Mali Gounkoto Project [Member]
Total	64,430,000	32,420,000		$ 17,800,000		114,650,000
Mali Non Project Specific [Member]
Total	20,000					20,000
Pakistan Reko Diq Project [Member]
Total	240,000	7,500,000	6,290,000			14,030,000
Papua New Guinea Porgera Project [Member]
Total	3,530,000					3,530,000
Peru Pierina Project [Member]
Total	11,840,000		580,000			12,420,000
Peru Exploration Project [Member]
Total	600,000					600,000
Tanzania,UnitedRepublicof Bulyanhulu Project [Member]
Total	1,340,000	30,500,000	5,280,000			37,120,000
Tanzania, United Republic of Buzwagi Project [Member]
Total			170,000			170,000
Tanzania, United Republic of North Mara Project [Member]
Total	7,060,000	46,600,000	7,650,000		$ 4,680,000	65,990,000
United States of America Carlin Project [Member]
Total	130,490,000		1,770,000			132,260,000
United States of America Cortez Project [Member]
Total	91,860,000		3,320,000			95,180,000
United States of America TurquoiseRidge Project [Member]
Total	46,890,000		920,000			47,810,000
United States of America Phoenix Project [Member]
Total	29,660,000		530,000			30,190,000
United States of America Long Canyon Project [Member]
Total	1,480,000		680,000			2,160,000
United States of America Closure Sites Project [Member]
Total	670,000		1,080,000			1,750,000
United States of America Exploration Project [Member]
Total	40,000		3,600,000			3,640,000
United States of America Nonproject Specific [Member]
Total	63,040,000		1,290,000			64,330,000
Zambia Lumwana Project [Member]
Total	$ 1,000,000	$ 67,300,000	$ 90,000			$ 68,390,000